Sextant Global High Income Fund
Sextant Global High Income Fund
Investment Objective
High income,
with a secondary objective of capital preservation.
Fees and Expenses
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sextant Global High Income Fund
Management Fees (vary with performance)		0.51%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.49%
Total Annual Fund Operating Expenses		1.25%
Fee Waiver and Expense Reimbursement		0.35%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[1]	0.90%
[1]	The adviser has committed through March 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Sextant Global High Income Fund	127	397	686	1,511

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.79% of the average value of its portfolio.
Principal Investment Strategies
The Global High Income Fund invests in a globally diversified portfolio of income-producing debt and equity securities. It applies a consistent, value-oriented approach to security selection, basing investment decisions on current income and expected total return, adjusted for risk. It adjusts allocations to individual securities to manage the portfolio's fundamental risks, such as industry, country, currency, inflation, interest rate, liquidity, and credit cycle risks. In addition, the Fund will attempt to capitalize on periodic stress in leveraged credit markets, which may result in more volatile current income in exchange for more attractive long-term, risk-adjusted total return consistent with its investment objective. The Fund normally includes securities from at least three countries outside the US.

Under normal circumstances, the Fund invests its assets as follows:
  No more than 50% in common stocks
  No more than 50% in securities of US issuers
  No more than 50% in bonds rated A3 or higher
  No more than 33% in securities of emerging market issuers
  No hedges, credit default swaps, or other transactions involving leverage or borrowings

Principal Risks of Investing
The value of Global High Income Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, currencies, industries, and companies in which the Fund invests.

Investment in the Fund entails the risks of both equity and debt securities, although it seeks to mitigate these risks through a widely diversified portfolio that includes foreign and domestic stocks and bonds. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged.

Foreign investing involves risks not normally associated with US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.

Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond's credit quality is perceived to decline, investors will demand a higher yield, which means a lower price.

Issuers of high-yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest, principal, and dividend payments as expected. Investments in high-yield securities can be speculative in nature. High-yield bonds may have low or no ratings, and may be considered "junk bonds." The prices of high-yield securities generally fluctuate more than those of higher quality. High-yield securities are generally more illiquid (harder to sell) and harder to value.
Performance
The Global High Income Fund began operations on March 30, 2012. The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance compares with that of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Annual Total Return
[1]	For the period 3/30/2012 (the Fund's inception) through 12/31/2012, and not annualized.

Average Annual Total Returns for periods ended December 31, 2013
Average Annual Total Returns	1 Year	Life of Fund	Inception Date
Sextant Global High Income Fund	8.61%	6.30%	Mar. 30, 2012
Sextant Global High Income Fund Return after taxes on distributions	7.57%	5.44%	Mar. 30, 2012
Sextant Global High Income Fund Return after taxes on distributions and sale of Fund shares	5.40%	4.64%	Mar. 30, 2012
Sextant Global High Income Fund S&P Global 1200 Index (reflects no deduction for fees, expenses or taxes)	26.01%	17.06%	Mar. 30, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.